CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 2,255,287	$ 317,651	¥ 3,419,166
Restricted cash	234,194	32,986	114,560
Accounts receivable, net of allowance for credit losses of RMB47,962 and RMB24,743 (US$3,485) as of December 31, 2022 and 2023, respectively	1,529,915	215,484	2,402,430
Short-term investments			1,253,670
Prepayments and other assets	1,812,692	255,312	1,612,022
Amounts due from related parties	¥ 266,036	$ 37,470	¥ 246,505
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related parties	Related parties	Related parties
Total current assets	¥ 6,098,124	$ 858,903	¥ 9,048,353
Non-current assets:
Property and equipment, net	2,186,145	307,912	2,132,994
Intangible assets, net	834,478	117,534	1,008,020
Goodwill	4,605,724	648,703	4,605,724
Prepayments and other assets	870,781	122,647	21,263
Equity investments	259,930	36,610	273,580
Amounts due from related parties	¥ 56,264	$ 7,925	¥ 5,758
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Type [Extensible Enumeration]	Related parties	Related parties	Related parties
Operating lease right-of-use assets	¥ 158,832	$ 22,371	¥ 220,539
Total non-current assets	8,972,154	1,263,702	8,267,878
Total assets	15,070,278	2,122,605	17,316,231
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiary of RMB2,113,674 and RMB1,646,804 (US$231,947) as of December 31, 2022 and 2023, respectively)	1,805,083	254,241	2,301,958
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiary of RMB644,858 and RMB1,003,831 (US$141,387) as of December 31, 2022 and 2023, respectively)	2,838,085	399,736	2,830,826
Short-term bank loans (including short-term bank loans of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiary of RMB885,500 and RMB1,110,896 (US$156,466) as of December 31, 2022 and 2023, respectively)	1,110,896	156,466	909,500
Income tax payable (including income tax payable of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiary of RMB nil and RMB nil (US$ nil) as of December 31, 2022 and 2023, respectively)	63,961	9,009	51,892
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiary of RMB388,308 and RMB902,154 (US$127,066) as of December 31, 2022 and 2023, respectively)	¥ 931,906	$ 131,256	¥ 427,727
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related parties	Related parties	Related parties
Current operating lease liabilities (including current operating lease liabilities of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiary of RMB87,142 and RMB63,830 (US$8,990) as of December 31, 2022 and 2023, respectively)	¥ 78,659	$ 11,079	¥ 136,723
Total current liabilities	6,828,590	961,787	6,658,626
Non-current liabilities:
Long-term bank loan (including long-term bank loan of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiary of RMB nil and RMB 100,000 (US$14,085) as of December 31, 2022 and 2023, respectively)	100,000	14,085
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiary of RMB nil and RMB nil (US$ nil) as of December 31, 2022 and 2023, respectively)	142,565	20,080	167,052
Non-current operating lease liabilities (including non-current operating lease liabilities of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiary of RMB90,138 and RMB64,466 (US$9,080) as of December 31, 2022 and 2023, respectively)	78,347	11,035	123,059
Total non-current liabilities	995,784	140,254	1,074,106
Total liabilities	7,824,374	1,102,041	7,732,732
Commitments and contingencies
Shareholders' equity:
Ordinary shares (par value of US$0.001 per share; 40,000,000,000 and 40,000,000,000 shares authorized, 3,805,284,801 and 3,805,284,801 shares issued, 3,508,413,941 and 3,562,097,466 shares outstanding as of December 31, 2022 and 2023, respectively)	25,443	3,584	25,062
Treasury shares	(208,385)	(29,350)	(208,385)
Additional paid-in capital	18,811,028	2,649,478	18,648,205
Statutory reserves funds	21,765	3,066	14,700
Accumulated deficit	(12,315,041)	(1,734,539)	(10,131,636)
Accumulated other comprehensive income	555,342	78,218	453,074
Total Kingsoft Cloud Holdings Limited shareholders' equity	6,890,152	970,457	8,801,020
Non-controlling interests	355,752	50,107	782,479
Total equity	7,245,904	1,020,564	9,583,499
Total liabilities, non-controlling interests and shareholders' equity	15,070,278	2,122,605	17,316,231
Related parties
Non-current liabilities:
Other liabilities	40,069	5,644	413,464
Non-related parties
Non-current liabilities:
Other liabilities	¥ 634,803	$ 89,410	¥ 370,531